Fair Value of Financial Instruments	12 Months Ended
Dec. 31, 2025
Fair Value of Financial Instruments
Fair Value of Financial Instruments

(15) Fair Value of Financial Instruments

The Company is required to disclose fair value information about financial instruments, whether or not recognized at fair value on the face of the balance sheets, for which it is practicable to estimate that value. The assumptions used in the estimation of the fair value of the Company’s financial instruments are detailed below. Where quoted prices are not available, fair values are based on estimates using discounted cash flows and other valuation techniques. The use of discounted cash flows can be significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. The following disclosures should not be considered a surrogate of the liquidation value of the Company, but rather a good faith estimate of the increase or decrease in the value of financial instruments held by the Company since purchase, origination, or issuance.

The Company groups assets and liabilities at fair value in three levels, based on the markets in which the assets and liabilities are traded and the reliability of the assumptions used to determine fair value. These levels are:

•	Level 1 – Valuation is based upon quoted prices for identical instruments traded in active markets.
•

Level 2 – Valuation is based upon quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active, and model-based valuation techniques for which all significant assumptions are observable in the market.

•

Level 3 – Valuation is generated from model-based techniques that use at least one significant assumption not observable in the market. These unobservable assumptions reflect estimates of assumptions that market participants would use in pricing the asset or liability. Valuation techniques include use of option pricing models, discounted cash flow models and similar techniques.

Investment Securities Available for Sale

Fair values of investment securities available for sale are determined by obtaining quoted prices on nationally recognized securities exchanges when available. If quoted prices are not available, fair value is determined using matrix pricing, which is a mathematical technique used widely in the industry to value debt securities without relying exclusively on quoted prices for the specific securities but rather by relying on the securities’ relationship to other benchmark quoted securities. Fair values for investment securities with quoted market prices are reported in the Level 1 fair value category. Fair value measurements obtained from independent pricing services are reported in the Level 2 fair value category. All other fair value measurements are reported in the Level 3 fair value category.

Mortgage Loans Held for Sale

Mortgage loans held for sale are carried at lower of aggregate cost or market value. The cost of mortgage loans held for sale approximates the market value. Mortgage loans held for sale are reported in the Level 2 fair value category. Management determined that the valuation technique used at current period end and prior period end are more appropriately classified as Level 2 and has updated in the current period and prior period year end classifications to Level 2.

Loans

The fair value of loans, excluding previously presented individually evaluated loans measured at fair value on a non-recurring basis, is estimated using discounted cash flow analyses. The discount rates used to determine fair value use interest rate spreads that reflect factors such as liquidity, credit, and nonperformance risk of the loans. Loans are reported in the Level 3 fair value category, as the pricing of loans is more subjective than the pricing of other financial instruments.

Mutual Funds

Mutual funds held in the deferred compensation trust are carried at fair value. Mutual funds held in the deferred compensation trust are included in other assets on the balance sheets and reported in the Level 1 fair value category.

FHLB Borrowings

The fair value of FHLB borrowings is estimated based upon discounted future cash flows using a discount rate comparable to the current market rate for such borrowings. FHLB borrowings are reported in the Level 2 fair value category. Management determined that the valuation technique used at current period end and prior period end are more appropriately classified as Level 2 and has updated in the current period and prior period year end classifications to Level 2.

Commitments to Extend Credit and Standby Letters of Credit

Commitments to extend credit and standby letters of credit are generally short-term in duration and made at variable interest rates. Therefore, both the carrying value and estimated fair value associated with these instruments are immaterial.

Limitations

Fair value estimates are made at a specific point in time, based on relevant market information and information about the financial instrument. These estimates do not reflect any premium or discount that could result from offering for sale at one time the Company’s entire holdings of a particular financial instrument. Because no market exists for a significant portion of the Company’s financial instruments, fair value estimates are based on many judgments. These estimates are subjective in nature and involve uncertainties and matters of significant judgment and therefore cannot be determined with precision. Changes in assumptions could significantly affect the estimates.

Fair value estimates are based on existing on and off-balance sheet financial instruments without attempting to estimate the value of anticipated future business and the value of assets and liabilities that are not considered financial instruments. Significant assets and liabilities that are not considered financial instruments include deferred income taxes and premises and equipment. In addition, the tax ramifications related to the realization of unrealized gains and losses can have a significant effect on fair value estimates and have not been considered in the estimates.

The tables below present all financial instruments measured at fair value on a recurring basis by level within the fair value hierarchy, as of December 31, 2025 and December 31, 2024.

(Dollars in thousands)
	December 31, 2025
	Fair Value Measurements	Level 1 Valuation	Level 2 Valuation	Level 3 Valuation
U.S. Treasuries	$7,609	-	7,609	-
U.S. Government sponsored enterprises	5,202	-	5,202	-
GSE - Mortgage-backed securities	211,916	-	211,916	-
Private label mortgage-backed securities	42,062	-	42,062	-
State and political subdivisions	110,574	-	110,574	-
Mutual funds held in deferred compensation trust	2,855	2,855	-	-

(Dollars in thousands)
	December 31, 2024
	Fair Value Measurements	Level 1 Valuation	Level 2 Valuation	Level 3 Valuation
U.S. Treasuries	$7,257	-	7,257	-
U.S. Government sponsored enterprises	8,732	-	8,732	-
GSE - Mortgage-backed securities	225,792	-	225,792	-
Private label mortgage-backed securities	41,767	-	41,767	-
State and political subdivisions	104,455	-	104,455	-
Mutual funds held in deferred compensation trust	2,726	2,726	-	-

The fair value measurements for individually evaluated loans on a non-recurring basis at December 31, 2025 and December 31, 2024 are presented below. The fair value measurement process uses certified appraisals and other market-based information; however, in many cases, it also requires significant input based on management’s knowledge of, and judgment about, current market conditions, specific issues relating to the collateral and other matters. As a result, all fair value measurements for individually evaluated loans and other real estate are considered Level 3.

(Dollars in thousands)
	Fair Value December 31, 2025	Fair Value December 31, 2024	Valuation Technique	Significant Unobservable Inputs	General Range of Significant Unobservable Input Values
Individually evaluated loans	$375	$1,646	Appraised value	Discounts to reflect current market conditions and ultimate collectability	0 - 50%
Other real estate	$-	$369	Appraised value	Discounts to reflect current market conditions and estimated costs to sell	0 - 25%

The carrying amount and estimated fair value of financial instruments at December 31, 2025 and December 31, 2024 are as follows:

(Dollars in thousands)
		Fair Value Measurements at December 31, 2025
	Carrying Amount	Level 1	Level 2	Level 3	Total
Assets:
Cash and cash equivalents	$58,105	58,105	-	-	58,105
Investment securities available for sale	377,363	-	377,363	-	377,363
Other investments	2,595	-	-	2,595	2,595
Mortgage loans held for sale	1,136	-	1,136	-	1,136
Loans, net	1,194,262	-	-	1,197,371	1,197,371
Mutual funds held in deferred compensation trust	2,855	2,855	-	-	2,855

Liabilities:
Deposits	$1,509,225	-	1,511,596	-	1,511,596
Junior subordinated debentures	15,464	-	15,464	-	15,464

(Dollars in thousands)
		Fair Value Measurements at December 31, 2024
	Carrying Amount	Level 1	Level 2	Level 3	Total
Assets:
Cash and cash equivalents	$59,266	59,266	-	-	59,266
Investment securities available for sale	388,003	-	388,003	-	388,003
Other investments	2,728	-	-	2,728	2,728
Mortgage loans held for sale	1,367	-	1,367	-	1,367
Loans, net	1,128,409	-	-	1,123,864	1,123,864
Mutual funds held in deferred compensation trust	2,726	2,726	-	-	2,726

Liabilities:
Deposits	$1,484,731	-	1,487,475	-	1,487,475
Junior subordinated debentures	15,464	-	15,464	-	15,464